FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          November 7, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $ 1,879,644  (thousands)

List of Other Included Managers:          None






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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

EATON CORP                         COM         278058102   360,627    6,130,000 SH         Sole                  6,130,000
BLACK & DECKER CORP                COM         091797100   352,879    4,296,600 SH         Sole                  4,296,600
DONNELLEY RR & SONS CO             COM         257867101   339,694    9,700,000 SH         Sole                  9,700,000
SPX CORP                           COM         784635104   209,438    4,868,400 SH         Sole                  4,868,400
SONOCO PRODS CO                    COM         835495102   168,951    5,970,000 SH         Sole                  5,970,000
DEL MONTE FOODS CO                 COM         24522P103   148,331   14,020,000 SH         Sole                 14,020,000
OWENS ILL INC                    COM NEW       690768403    68,544    3,600,000 SH         Sole                  3,600,000
NEW YORK TIMES CO                  CL A        650111107    63,846    2,343,850 SH         Sole                  2,343,850
KENNEMETAL INC                     COM         489170100    51,110    1,000,000 SH         Sole                  1,000,000
PARKER HANNIFIN CORP               COM         701094104    40,115      640,000 SH         Sole                    640,000
LINCOLN ELEC HLDGS INC             COM         533900106    30,508      771,000 SH         Sole                    771,000
TRIBUNE CO NEW                     COM         896047107    28,359      900,000 SH         Sole                    900,000
NEWELL RUBBERMAID INC              COM         651229106    17,242      750,000 SH         Sole                    750,000
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